Consolidated Statements of Operations (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
REVENUE:
Voyage Revenues	$ 49,670	$ 52,185
Management fee income	137	0
Total revenues	49,807	52,185
EXPENSES:
Voyage expenses (Note 3)	14,029	11,021
Vessel operating expenses	14,169	10,671
Dry docking expenses	1,026	1,358
Depreciation	19,197	24,009
Management fees	0	54
Gain on derivative instruments (Note 14)	(64)	(21)
General and administrative expenses (Note 3)	5,337	7,014
Gain on time charter agreement termination (Note 6)	(6,454)	(1,806)
Other operational loss (Note 10)	0	4,050
Other operational gain (Note 9)	(140)	(9,240)
Loss on sale of vessel (Note 5)	3,164	0
Total Operating Expenses	50,264	47,110
Operating income/(loss)	(457)	5,075
OTHER INCOME (EXPENSES)
Interest and finance costs (Note 7)	(4,142)	(2,041)
Interest and other income	139	346
Total other expenses, net	(4,003)	(1,695)
Net income/(loss)	$ (4,460)	$ 3,380
Earnings/ (loss) per share, basic (Note 11)	$ (0.055)	$ 0.053
Earnings/ (loss) per share, diluted (Note 11)	$ (0.055)	$ 0.053
Weighted average number of shares outstanding, basic	80,780,384	63,364,120
Weighted average common shares outstanding, diluted	80,780,384	63,438,838